CASH AND CASH EQUIVALENTS - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of cash and cash equivalents [line items]
Cash and cash equivalents	$ 19,354,710	$ 16,998,859	$ 18,597,861	$ 17,032,857
Colombia, Pesos
Disclosure of cash and cash equivalents [line items]
Cash	3,660,126	3,653,565
Deposits in the Colombian central bank	4,705,916	4,162,015
Demand deposits in banks and other financial entities	250,950	201,906
Clearing houses	1,017	288
Liquidity management	2,228,070	1,599,125
Cash held for specific purposes	453,828	1,468,832
Cash and cash equivalents	11,299,907	11,085,731
Foreign currency
Disclosure of cash and cash equivalents [line items]
Cash	9,317	88,792
Demand deposits in banks and other financial entities	8,045,486	5,484,628
Liquidity management		339,708
Cash and cash equivalents	$ 8,054,803	$ 5,913,128